ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	$ 702,882	$ 637,379	$ 430,258
Net income	253,217	298,609	151,810
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	107,950	93,715	157,859
Net income	$ 25,464	$ 10,131	$ 58,898